Net interest income (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net interest income
Interest income on loans and advances to customers	R$ 951,968	R$ 700,508	R$ 2,893,959	R$ 1,774,688
Interest income on loans and advances to banks	147,490	78,400	359,709	140,353
Foreign exchange transactions	21,664	9,435	30,939	12,937
Interest income on other financial assets	(14,187)	0	(13,640)	3,837
Interest income	1,106,935	788,343	3,270,967	1,931,815
Interest Expense on Securities Issued.	(247,243)	(168,229)	(779,356)	(477,383)
Interest expense on deposits from customers	(448,514)	(308,850)	(1,185,068)	(739,541)
Interest expense on deposits from banks	(42,409)	(28,848)	(88,791)	(52,090)
Interest expense on repurchase agreements and cash collateral on securities lent	(24,012)	(21,620)	(69,761)	(59,188)
Interest expense on borrowings	0	(52,131)	0	(53,288)
Interest expense on other financial liabilities	(8,220)	0	(12,399)	0
Interest expenses	R$ (770,398)	R$ (579,678)	R$ (2,135,375)	R$ (1,381,490)